Schedule of Fair Value of Stock Option Granted (Details)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility	79.00%
Expected term (years)	3 years 6 months
Risk-free interest rate	4.16%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility	80.00%
Expected term (years)	6 years 6 months
Risk-free interest rate	4.35%